Loans and Financing - Schedule of Loan Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Loan Activity [Abstract]
Balance at beginning	R$ 2,887	R$ 5,289
Additions	920	3,931
Interest accrual	226	386
Principal payments	(2,650)	(6,624)
Interest payments	(124)	(95)
Balance at ending	R$ 1,259	R$ 2,887